Loans Receivables (Details) - Schedule of credit quality analysis of franchisee loan receivables - USD ($)	Oct. 31, 2021	Oct. 31, 2020
Franchisee Financing:
Franchisee loan receivables	$ 14,642,720	$ 8,806,942
Group I [Member]
Franchisee Financing:
Franchisee loan receivables		11,030
Group II [Member]
Franchisee Financing:
Franchisee loan receivables	90,538	107,763
Group III [Member]
Franchisee Financing:
Franchisee loan receivables		212,995
Group IV [Member]
Franchisee Financing:
Franchisee loan receivables		209,190
Group V [Member]
Franchisee Financing:
Franchisee loan receivables	745,393	667,440
Group VI [Member]
Franchisee Financing:
Franchisee loan receivables	9,211,326	4,608,741
Group VII [Member]
Franchisee Financing:
Franchisee loan receivables	62,084
Group VIII [Member]
Franchisee Financing:
Franchisee loan receivables		814,780
Group IX [Member]
Franchisee Financing:
Franchisee loan receivables	365,070
Group X [Member]
Franchisee Financing:
Franchisee loan receivables	255,593	445,044
Group XI [Member]
Franchisee Financing:
Franchisee loan receivables	518,378
Group XII [Member]
Franchisee Financing:
Franchisee loan receivables	96,926	330,210
Group XIII [Member]
Franchisee Financing:
Franchisee loan receivables	740,337	228,800
Group XIV [Member]
Franchisee Financing:
Franchisee loan receivables	2,557,075	413,495
Group XV [Member]
Franchisee Financing:
Franchisee loan receivables		227,657
Group XVI [Member]
Franchisee Financing:
Franchisee loan receivables		$ 529,797